Note 6 - Short-term Investments	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Cash, Cash Equivalents, and Short-term Investments [Text Block]
6.	SHORT-TERM INVESTMENTS

(In Thousands)

	December 31, 2015
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$11,233	$-	$-	$11,233

	December 31, 2014
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$21,481	$-	$-	$21,481

Short-term investments by contractual maturity were as follows:

(In Thousands)

	December 31, 2015
	Cost	Fair Value
Time deposits
Due within one year	$11,205	$11,205
Due after one year through two years	28	28
	$11,233	$11,233

(In Thousands)

	December 31, 2014
	Cost	Fair Value
Time deposits
Due within one year	$21,477	$21,477
Due after one year through two years	4	4
	$21,481	$21,481

The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2015 were both $0. The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2014 were $38,000 and $2,000, respectively. Please also see discussions in note 9. The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2013, were $1,000 and $0, respectively.